Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
27.	Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2020	103	436	372	911
Effect of movements in foreign exchange	8	(40)	(24)	(56)
Provisions made	55	102	107	264
Provisions used	(54)	(80)	(91)	(225)
Provisions reversed	(7)	(24)	(1)	(32)
Other movements	(1)	95	(193)	(99)

Balance at 31 December 2020	104	489	170	763

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2019	130	1 077	711	1 918
Effect of movements in foreign exchange	(2)	(13)	—	(15)
Provisions made	69	234	2	305
Provisions used	(78)	(128)	(293)	(499)
Provisions reversed	(16)	(92)	(38)	(146)
Other movements	—	(642)	(10)	(552)

Balance at 31 December 2019	103	436	372	911
The restructuring provisions are primarily explained by the organizational alignments - see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed taxes other than income taxes and to claims from former employees.
In 2016, the European Commission announced an investigation into the alleged abuse of a dominant position by AB InBev in Belgium through certain practices aimed at restricting trade from other European Union member states to Belgium. In connection with these ongoing proceedings, AB InBev recognized a provision of 230m US dollar in 2018. On 13 May 2019, the European Commission announced that it had fined AB InBev a total of 200m euro (226m US dollar) for breaching EU antitrust rules. The fine was paid in August 2019.
Effective 1 January 2019, AB InBev adopted IFRIC 23
Uncertainty over Income Tax Treatments
and has elected to apply IFRIC 23 retrospectively. The cumulative effect of the interpretation was recognized at the date of initial application and the company has not restated comparative periods in the year of initial application. AB InBev reviewed the income tax treatments in order to determine whether the interpretation could have an impact on the consolidated financial statements. In that respect, as at 31 December 2019, the company reclassified 573m US dollar of its existing income tax provisions into income tax liabilities, consistently with the discussions held at the IFRS Interpretation Committee, which concluded that an entity is required to present assets and liabilities for uncertain tax treatments as current tax assets/liabilities or deferred tax assets/liabilities.
The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	104	54	15	14	21
Indirect taxes	109	8	55	1	45
Labor	125	15	26	74	10
Commercial	31	9	14	6	2
Environmental	5	5	—	—	—
Excise duties	24	—	17	7	—
Other disputes	195	46	134	15	—

Disputes	489	83	246	103	57
Other provisions	170	82	84	4	—

Total provisions	763	219	345	121	78
AB InBev is subject to the greenhouse gas emission allowance trading scheme in force in the European Union and a similar scheme in South Korea. Acquired emission allowances are recognized at cost as intangible assets. To the extent that it is expected that the number of allowances needed to settle the CO
2
emissions exceeds the number of emission allowances owned, a provision is recognized. Such provision is measured at the estimated amount of the expenditure required to settle the obligation.